Share Capital and Additional Paid in Capital Authorized	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share Capital And Additional Paid In Capital Authorized [Abstract]
Share Capital and Additional Paid in Capital Authorized
5.
SHARE CAPITAL AND ADDITIONAL PAID IN CAPITAL AUTHORIZED

On July 12, 2021, the Company completed a share capital reorganization creating a new class of shares, Class B Non-Voting Common Stock. As of September 30, 2023 and December 31, 2022, the Company had 39,327,664 and 32,668,320 common shares, 5,537,313 and 5,537,313 Class A Non-Voting Common Shares, and 12,972,708 and 15,234,849 Class B Non-Voting Shares outstanding, respectively.

14.
SHARE CAPITAL AND ADDITIONAL PAID-IN CAPITAL AUTHORIZED

The Company has authorized share capital of 200,000,000 shares of common stock, par value $0.001 per share.

On July 12, 2021 the Company completed a share capital reorganization creating a new class of shares, Class B non-voting shares. As of December 31, 2021, the Company had 26,044,933 common shares, 5,537,313 Class A common shares, and 19,655,630 Class B non-voting shares outstanding. As of December 31, 2022, the Company had 32,668,320 common shares, 5,537,313 Class A common shares, and 15,234,849 Class B non-voting shares outstanding.

Share issuances

During the year ended December 31, 2022:

•
The Company issued 1,110,510 common shares units for net proceeds of $534,632 pursuant to the exercise of 1,110,510 share purchase warrants.
•
The Company issued 547,954 common shares units pursuant to 547,954 RSUs.
•
Company issued 83,333 common shares for net proceeds of $20,833 pursuant to the exercise of stock options.
•
The Company issues 460,809 shares for net proceeds of $246,945 pursuant to Employees Stock Purchase plan.

During the year ended December 31, 2021:

•
The Company issued 8,064,517 common shares units for net proceeds of $4,569,689 pursuant to a private placement.
•
The Company issued 2,000,000 common shares units and 5,537,313 Class A common shares unit for net proceeds of $9,999,999 pursuant to a private placement.
•
The Company issued 5,524,878 shares for net proceeds of $4,090,155 pursuant to the exercise of 5,524,878 share purchase warrants issued to Global USA shareholders.
•
The Company issues 541,776 shares for net proceeds of $274,496 pursuant to the exercise of 541,776 share purchase warrants.
•
The Company issued 240,000 shares pursuant to 240,000 RSUs.
•
Company issued 391,332 common shares for net proceeds of $97,833 pursuant to the exercise of stock options.

Share purchase warrants

The following is a summary of share purchase warrants activities during the years ended December 31, 2022 and 2021:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding, January 1, 2021	7,507,005	0.49
Issued	16,140,999	1.22
Exercised	(6,016,654)	0.49
Expired	—
Outstanding December 31, 2021	17,631,350	1.05
Issued	4,838,707	$1.24
Exercised	(1,110,510)	$0.48
Expired	(1,725,636)	$0.48
Outstanding December 31, 2022	19,633,911	$1.18

As of December 31, 2022, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
—	USD$0.48	0.00	September 3, 2022
4,882,838	USD$1.00	0.32	April 26, 2023
192,500	USD$0.62	0.32	April 26, 2023
2,182,553	USD$0.39	0.34	April 26, 2023
4,838,707	USD$1.24	1.24	May 04, 2023
7,537,313	USD$1.50	3.33	April 29, 2026
19,633,911

As of December 31, 2021, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
2,824,806	USD$0.48	0.48	June 23, 2022
4,882,838	USD$1.00	1.32	April 26, 2023
203,840	USD$0.62	1.32	April 26, 2023
2,182,553	USD$0.39	1.34	May 4, 2023
7,537,313	USD$1.50	4.33	April 29, 2026
17,631,350

Share-based payments

The maximum number of Voting Shares issuable pursuant to share-based payment arrangements, including stock options, restricted share units and performance share units, is 5,460,000.

Stock options

The Company grants stock options to directors, officers, employees and consultants as compensation for services, pursuant to its Amended Stock Option Plan (the “Stock Option Plan”). The maximum price shall not be less than the closing price of the Company’s shares on the last trading day preceding the date on which the grant of options is approved by the Board of Directors. Options have a maximum expiry period of ten years from the grant date. Vesting conditions are determined by the Board of Directors in its discretion with certain restrictions in accordance with the Stock Option Plan.

The following is a summary of stock option activities for the years ended December 31, 2022 and 2021:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding, January 1, 2021	1,387,000	$0.25	$0.21
Granted	—	—	—
Exercised	(441,332)	0.25	0.19
Forfeited	(25,000)	0.25	0.16
Outstanding December 31, 2021	920,668	0.25	0.49
Granted	—	—	—
Exercised	(83,333)	0.25	0.57
Forfeited	(16,667)	0.25	0.57
Outstanding December 31, 2022	820,668	0.25	0.48

As of December 31, 2021, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	0.47	1.49	June 29, 2023
720,668	333,331	0.25	3.48	June 23, 2025
50,000	33,333	0.62	3.73	September 23, 2025
920,668	516,664

As of December 31, 2022, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	0.47	0.49	June 29, 2023
100,000	100,000	0.25	0.59	March 8, 2023
100,000	100,000	0.25	0.11	February 9, 2023
420,668	420,668	0.25	2.48	June 23, 2025
50,000	50,000	0.62	2.73	September 23, 2025
820,668	820,668

The Company recognizes share-based payments expense for all stock options granted using the fair value based method of accounting. The fair value of stock options is determined by the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company’s shares, forfeiture rate, and expected life of the options.

There were no stock options granted during the years ended December 31, 2022 and 2021.

Restricted share units

The Company grants restricted share units (“RSUs”) to directors, officers, employees and consultants as compensation for services, pursuant to its Amended RSU Plan (the “RSU Plan”). One restricted share unit has the same value as a Voting Share. The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

At the election of the Board of Directors, upon each vesting date, participants receive (a) the issuance of Voting Shares from treasury equal to the number of RSUs vesting, or (b) a cash payment equal to the number of vested RSUs multiplied by the fair market value of a Voting Share, calculated as the closing price of the Voting Shares on the NEO for the trading day immediately preceding such payment date; or (c) a combination of (a) and (b).

On the grant date of RSUs, the Company determines whether it has a present obligation to settle in cash. If the Company has a present obligation to settle in cash, the RSUs are accounted for as liabilities, with the fair value remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. The Company has a present obligation to settle in cash if the choice of settlement in shares has no commercial substance, or the Company has a past practice or a stated policy of settling in cash, or generally settles in cash whenever the counterparty asks for cash settlement.

If no such obligation exists, RSUs are accounted for as equity settled share-based payments and are valued using the share price on grant date. Upon settlement:

a.
If the Company elects to settle in cash, the cash payment is accounted for as the repurchase of an equity interest (i.e. as a deduction from equity), except as noted in (c) below.
b.
If the Company elects to settle by issuing shares, the value of RSUs initially recognized in reserves is reclassified to capital, except as noted in (c) below.
c.
If the Company elects the settlement alternative with the higher fair value, As of the date of settlement, the Company recognizes an additional expense for the excess value given (i.e. the difference between the cash paid and the fair value of shares that would otherwise have been issued, or the difference between the fair value of the shares and the amount of cash that would otherwise have been paid, whichever is applicable).

The following is a summary of RSU activities for the years ended December 31, 2022 and 2021:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding, January 1, 2021	685,000	0.67
Granted	1,817,500	1.77
Issuance of common stock	(240,000)	1.51
Forfeited	(195,000)	0.96
Outstanding December 31, 2021	2,067,500	1.16
Granted	2,731,180	0.80
Issuance of common stock	(651,336)	0.88
Forfeited	(841,507)	1.24
Outstanding December 31, 2022	3,305,837	1.14

During the years ended December 31, 2022 and 2021, the Company recognized share-based payments expense with respect to stock options and RSUs of $1,386,533 and $1,254,413, respectively.

The remaining compensation that has not been recognized as of December 31, 2022 and 2021 with regards to RSUs and the weighted average period they will be recognized are $2,308,928 and 1.90 years and $2,497,445 and 1.85 years, respectively. As of December 31, 2022, all compensation expense with respect to stock options has been recognized.